Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Intangible Assets, Net (Details) [Line Items]
Amortization expense	$ 179,078	$ 202,412	$ 273,178
MSCT [Member]
Intangible Assets, Net (Details) [Line Items]
Acquisition amount		$ 150,468
Estimated useful life		10 years